200

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 79.2%
Debt Funds - 21.4%
MFS High Yield Portfolio*	308,760	$1,516,012
MFS Total Return Bond Series, Class I*	1,295,551	15,080,218
Total Debt Funds		16,596,230
Equity Funds - 57.8%
American Century VP Mid Cap Value, Class I	113,617	2,137,128
American Century VP Value Fund, Class I	568,883	6,519,393
MFS Growth Series*	217,021	11,530,349
MFS VIT II - International Intrinsic Value Portfolio, Class I*	179,297	5,335,878
MFS VIT II Blended Research Core Equity Portfolio, Class I*	74,412	3,768,958
MFS VIT Mid Cap Growth Series*	293,055	2,253,590
Putnam VT Growth Opportunities*	350,545	3,880,529
Putnam VT Large Cap Value Fund*	370,836	9,519,369
Total Equity Funds		44,945,194
Total Variable Insurance Trusts
(Cost - $55,371,564)		61,541,424
Exchange Traded Funds - 17.3%
Debt Funds - 2.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	45,042	2,276,423
Equity Funds - 14.4%
iShares Core MSCI EAFE ETF	90,361	6,040,633
iShares Core MSCI Emerging Markets ETF	30,146	1,470,823
iShares Core S&P Small-Cap ETF	38,120	3,686,204
Total Equity Funds		11,197,660
Total Exchange Traded Funds
(Cost - $13,256,800)		13,474,083
Short-Term Investments - 2.6%
Money Market Funds - 2.6%
Dreyfus Government Cash Management, 4.71%(a)	1,968,043	1,968,043
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a)	45,141	45,141
Total Short-Term Investments (Cost - $2,013,184)		2,013,184
Total Investments - 99.1%
(Cost - $70,641,548)		$77,028,691
Other Assets Less Liabilities - Net 0.9%		729,092
Total Net Assets - 100.0%		$77,757,783

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	15	6/16/2023	$1,360,125	$(20,665)
MSCI EAFE Future	Goldman Sachs & Co.	42	6/16/2023	4,402,650	(199,725)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	11	6/16/2023	547,525	(21,740)
S&P 500 E-Mini Future	Goldman Sachs & Co.	37	6/16/2023	7,654,838	(410,723)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	12	6/16/2023	3,035,640	(77,505)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(730,358)